Share-based Compensation (Narrative of Nonvested Shares) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended					23 Months Ended
	Feb. 28, 2011 2006 Share Plan [Member] Sino Honor Limited [Member]	Feb. 28, 2011 2006 Share Plan [Member] Strengthen Goal Limited [Member]	Jan. 31, 2010 Nonvested shares [Member]	Dec. 31, 2013 Nonvested shares [Member] USD ($)	Dec. 31, 2012 Nonvested shares [Member] USD ($)	Dec. 31, 2011 Nonvested shares [Member] USD ($)	Dec. 31, 2013 Nonvested shares [Member] Co-founders [Member] USD ($)	Dec. 31, 2013 Nonvested shares [Member] 2006 Share Plan [Member] CNY	Dec. 31, 2007 Nonvested shares [Member] 2006 Share Plan [Member]	Jan. 19, 2006 Nonvested shares [Member] 2006 Share Plan [Member] Young Vision [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares allocated as equity incentive pool										18,086,101
Nonvested shares granted				5,148,971	4,845,877	3,255,976	1,000,000		9,951,000
Nonvested shares, shares, issued during period			3,517,544
Ordinary shares in equity pool, transferred between shareholders	11,826,000	5,550,654
Nonvested shares granted, vesting rights								The nonvested shares granted under the 2006 Share Plan shall vest (i) 15 per cent of the aggregate number of shares 12 months after the start of vesting period; (ii) 20 per cent of the aggregate number of shares 24 months after the start of vesting period; (iii) 30 per cent of the aggregate number of shares so granted 36 months after the start of vesting period; and (iv) 35 per cent of the aggregate number of Shares 48 months after the start of vesting period
Aggregate repurchase price of nonvested shares under repurchase arrangement								1.00
Nonvested shares granted, repurchase arrangement								(a) in all, on or before the second anniversary of the start of vesting period; (b) 50% of otherwise vested nonvested shares, after the second anniversary but before the fourth anniversary of the start of vesting period; or (c) no shares, after the fourth anniversary of the start of vesting period.
The total fair value of the nonvested shares vested during period				$ 70,980	$ 8,361	$ 7,671
Allocated share-based compensation expense				99,166	23,608	13,485	57,027
Unrecognized share-based compensation expense relating to nonvested share				$ 73,325
Period for recognition of unrecognized share-based compensation expense (in years)				2 years 7 months 27 days